INCOME TAXES - Reconciliation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation between the provision for income tax computed by applying Canadian federal and provincial statutory tax rates to income before income taxes and the actual provision and benefit for income taxes
Combined federal and provincial income tax rate (as a percent)	27.00%	27.00%	27.00%
Effect of permanent difference (as a percent)	13.00%	(15.00%)	(3.00%)
Effect of different tax rate on earnings in other jurisdictions (as a percent)	(6.00%)	(4.00%)	1.00%
Effect of tax holiday (as a percent)		(1.00%)	(1.00%)
Effect of true-up (as a percent)	9.00%		(2.00%)
Effect of cross-border tax (as a percent)	(2.00%)	1.00%
Tax credits (as a percent)	8.00%
Change in valuation allowance (as a percent)	(29.00%)	7.00%	(1.00%)
Actual income tax rate (as a percent)	20.00%	15.00%	21.00%
Aggregate amount and per share effect of the tax holiday
The aggregate amount (in dollars)	$ 41	$ 3,043	$ 2,520
Per share - basic (in dollars per share)	$ 0.01	$ 0.05	$ 0.04
Per share - diluted (in dollars per share)	$ 0.01	$ 0.04	$ 0.04
Other PRC subsidiaries
INCOME TAXES
Corporate tax rate	25.00%